As filed with the Securities and Exchange Commission on January 23, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 23, 2010 – November 30, 2011

ITEM 1. REPORT TO STOCKHOLDERS.

UCM FUNDS

UCM SHORT DURATION FUND
Investor Shares (UCMRX)
Institutional Shares (UCMIX)

Annual Report
November 30, 2011

Adviser:
UCM Partners, L.P.
52 Vanderbilt Avenue, Suite 401
New York, NY 10017

UCM SHORT DURATION FUND
A MESSAGE TO OUR SHAREHOLDERS
NOVEMBER 30, 2011

The UCM Short Duration Fund (the “Fund”) completed its first fiscal year ending November 30, 2011.  Net performance was significantly ahead of the Fund’s benchmark index, the Barclays Capital 1 – 3 Year Government Index (the “Index”).  Although in existence for under a year, from inception on December 23, 2010 through November 30, 2011, net performance for the Institutional Shares was 4.22%, more than 250 basis points or 2.5% above the Index return of 1.70%.  Net performance for the Investor Shares was 3.89%, more than 2% above the Index return.  Net performance was positive for each calendar month during the year, despite periods of market volatility.

The Fund invests in high quality fixed income securities with duration or average duration generally three years and under.  During this reporting period the average duration of the Fund’s portfolio ranged from 1.5 to 3 years, on the higher end of the Fund’s expected average duration over time.  UCM Partners, L.P. (“UCM”), the adviser to the Fund, invested in a combination of treasury, agency, municipal, and securitized debt instruments with an objective strategy of maintaining a high quality, well diversified portfolio of securities that would be in a position to benefit from current market conditions.   After purchasing securities, UCM continuously evaluates the Fund to identify securities that should be sold either because they have achieved their target prices, because UCM believed they were at risk of underpeformance based on new information in our ongoing analysis, or because UCM identified a more attractive replacement.  In general our portfolio turnover has been modest.  Turnover, including paydowns and maturities, was just under 100% for the fiscal year, consistent with our expectations.

During the fiscal year, performance benefitted from the following:

•
Slightly greater interest rate sensitivity than the Index as rates declined.  Over the course of 2011, despite some volatility in rates, the general trend was for declining interest rates, largely influenced by the Fed’s announcement that the target Fed Funds rate would remain close to zero for the next two years and a “flight to quality” resulting from growing uncertainty in the Euro Zone and slowing economic growth globally.  Three month treasury bill yields declined from approximately 0.12% to approximately 0.00% from December 31, 2010 to November 30, 2011, while three year treasury note yields declined from approximately 1.00% to 0.30% during this same time frame.  Declines in yields result in increases in bond prices, and the longer a bond’s maturity is, the greater the price impact.

•
Allocation to securitized debt including Commercial Mortgage Backed Securities (“CMBS”), Asset Backed Securities (“ABS”) and Mortgage Backed Securities (“MBS”), was primarily government issued.  UCM specializes in the identification, evaluation, and trading of these sectors.  UCM was able to invest in a number of securities with attractive yields and prices, and benefited from these securities rising in price because of growing demand for these types of high quality instruments.

•
The Fund maintained a significant yield to maturity advantage relative to the Index.  This higher yield contributed to excess return as well.  On average, the Fund had an approximate 50% allocation to securitized debt instruments over the course of the fiscal year, versus the Index which had a 0% allocation to these instruments.

There have been no securities or sectors that have had a material negative impact on Fund performance or on expected future performance.  In addition to the overall market/economic/European themes of weakness and volatility, the one other major event was the downgrade of U.S. Treasuries by S&P from AAA to AA+.  But there was no negative economic impact to the Fund.  In fact, this had a positive rather than negative impact on Treasury prices as this sector remained the ultimate beneficiary of “flight to quality” or “risk-off” events.  UCM does not expect that to change in the near term.  UCM intends to continue to manage the Fund in the same manner going forward.  At some point UCM expects economic and global conditions to improve, which may lead to rising rates.  At that time UCM will likely reduce interest rate sensitivity for the Fund, but maintain sector weightings similar to how they are currently.  The Fund does not use derivatives in any manner.

IMPORTANT RISKS AND DISCLOSURE:
Investments are subject to risk, including the possible loss of principal. As interest rates rise, the value of debt securities decrease; whereas prepayment risk tends to occur during periods of declining interest rates. Recent turbulence in the financial markets and reduced liquidity in the credit and fixed-income market may have an adverse effect on the Fund.

The views in this report were those of the Fund manager as of November 30, 2011, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.

1

UCM SHORT DURATION FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
NOVEMBER 30, 2011

As of November 30, 2011, the portfolio had the following characteristics relative to the Index:

UCM SHORT DURATION FUND
PERFORMANCE CHARTS AND ANALYSIS (Unaudited)
NOVEMBER 30, 2011

The following charts reflect the change in the value of a hypothetical $10,000 and $1,000,000 investment in Investor Shares and Institutional Shares, respectively, including reinvested dividends and distributions, in the UCM Short Duration Fund (the “Fund”) compared with the performance of the benchmark, Barclays Capital 1-3 Year Government Index (the "Index"), since inception. The Index includes Treasury and Agency securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years. The Index contains only dollar denominated, investment grade issues with at least $250 million par outstanding. The total return of the Index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional Shares are 0.90% and 0.65%, respectively. However, the Fund's adviser has agreed to contractually reduce a portion of its fees and to reimburse expenses such that total operating expenses do not exceed 0.85% and 0.60% for Investor Shares and Institutional Shares,respectively through at least March 31, 2013. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month-end performance, please call (877) 828-8210.

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2011

Principal	Security Description	Rate	Maturity	Value
Asset Backed Obligations - 37.1%
$66,286	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$62,217
305,332	Access Group, Inc., Series 2001 2A1 (b)	0.87	05/25/29	281,495
28,723	Ameriquest Mortgage Securities, Inc., Series 2004-R11 A2 (b)	0.63	11/25/34	26,610
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.84	07/25/32	9,994
168,297	Amortizing Residential Collateral Trust, Series 2002-BC8 A3 (b)	1.26	11/25/32	144,068
8,769	Banc of America Commercial Mortgage, Inc., Series 2005-4 A2	4.76	07/10/45	8,766
22,000	Banc of America Commercial Mortgage, Inc., Series 2007-3 A3 (b)	5.62	06/10/49	22,915
10,192	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.92	10/25/32	8,731
46,401	Centex Home Equity, Series 2003-A AF4 (a)	4.25	12/25/31	44,542
34,000	Citigroup/ Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 ASB	5.28	12/11/49	35,785
269,352	Countrywide Asset-Backed Certificates, Series 2004-10 MV1 (b)	0.88	01/25/35	264,864
20,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1 A4 (b)	5.01	02/15/38	21,674
61,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2 A2 (b)	5.85	03/15/39	62,877
44,734	Credit Suisse Mortgage Capital Certificates, Series 2007-C4 A2 (b)	5.97	09/15/39	44,961
18,627	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 A3	4.96	08/15/42	19,122
150,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9 A3SF (b)	0.40	05/15/47	136,306
5,004	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A3	4.83	11/15/27	5,077
270,000	Merrill Lynch/ Countrywide Commercial Mortgage Trust, Series 2007-6 A4 (b)	5.49	03/12/51	278,330
303,000	Morgan Stanley Re-Remic Trust, Series 2011-KEYA 1A (c)	4.25	12/19/40	294,914
15,985	Novastar Home Equity Loan, Series 2004-4 M2 (b)	1.26	03/25/35	15,758
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.80	03/25/35	18,678
300,000	SLM Student Loan Trust, Series 2003-11 A6 (b)(c)	0.64	12/15/25	279,203
333,986	Structured Asset Investment Loan Trust, Series 2003-BC2 A3 (b)	0.96	04/25/33	271,706
27,678	Structured Asset Securities Corp., Series 2002-HF1 A (b)	0.84	01/25/33	23,349
10,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.38	10/15/44	10,991
57,725	WaMu Mortgage Pass Through Certificates, Series 2001-7 A (b)	1.43	05/25/41	48,049
43,478	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.53	02/27/34	41,437
Total Asset Backed Obligations (Cost $2,480,076)	2,482,419

See Notes to Financial Statements.	4

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2011

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds - 0.1%

$4,000	Norfolk Southern Corp.	5.26%	09/17/14	$4,407
Total Corporate Non-Convertible Bonds (Cost $4,300)	4,407

Municipal Bonds - 4.3%
California - 2.3%
150,000	City of Sacramento CA	5.85	08/01/19	151,182

Florida - 0.2%
10,000	Lee Memorial Health System	7.28	04/01/27	11,605

South Carolina - 0.3%
20,000	South Carolina State Housing Finance & Development Authority	5.50	07/01/26	20,048

Wisconsin - 1.5%
100,000	Wisconsin Housing & Economic Development Authority	3.45	04/01/20	102,105
Total Municipal Bonds (Cost $279,863)	284,940

U.S. Government & Agency Obligations - 49.3%
Agency - 0.1%
10,000	FHLMC	5.13	07/15/12	10,314

Interest Only Bonds - 0.3%
17,899	United States Small Business Administration, Series 2002-P10B 1	5.20	08/10/12	18,358
Mortgage Securities - 33.7%
45,591	FHLMC, Series 129, Class H (d)	8.85	03/15/21	47,301
83,360	FHLMC, Series 3823, Class GA	3.50	01/15/26	87,799
126,091	FHLMC, Series 3834, Class GA	3.50	03/15/26	132,836
164,092	FNMA, Series 2010-118, Class DJ	2.50	10/25/39	170,139
260,176	FNMA, Series 2010-137, Class MC	3.00	10/25/38	266,370
438,235	FNMA, Series 2010-34, Class JD	3.00	09/25/37	448,348
1,165	GNMA, Series 2003-88, Class B	4.25	01/16/30	1,179
118,071	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	125,969
7,413	GNMA, Series 2004-12, Class BA	4.81	08/16/32	7,611
7,856	GNMA, Series 2006-32, Class A	5.08	01/16/30	7,998
19,079	GNMA, Series 2007-46, Class B	4.42	05/16/34	19,221
111,082	GNMA, Series 2008-55, Class WT (b)	5.51	06/20/37	118,641
176,686	GNMA, Series 2009-71, Class A	3.30	04/16/38	183,759
90,761	GNMA, Series 2010-14, Class QP	6.00	12/20/39	98,357
45,598	GNMA, Series 2010-142, Class AJ	3.00	09/20/39	47,176
456,511	GNMA, Series 2010-144, Class DK	3.50	09/16/39	490,844

				2,253,548
U.S. Treasury Securities - 15.2%
550,000	U.S. Treasury Note	0.38	10/31/12	551,268
450,000	U.S. Treasury Note	2.00	11/30/13	465,504

				1,016,772

Total U.S. Government & Agency Obligations (Cost $3,219,994)	3,298,992

Total Investments - 90.8% (Cost $5,984,233)*	$6,070,758

Other Assets & Liabilities, Net – 9.2%	613,551
Net Assets – 100.0%	$6,684,309

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of November 30, 2011.
(b)	Variable rate security. Rate presented is as of November 30, 2011.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $574,117 or 8.6% of net assets.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $47,301 or 0.7% of net assets.

* Cost for federal income tax purposes is $5,984,233 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$120,801
Gross Unrealized Depreciation	(34,276)
Net Unrealized Appreciation	$86,525

See Notes to Financial Statements.	5

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to Note 2 - Security Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2011.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Asset Backed Obligations	$-	$2,482,419	$-	$2,482,419
Corporate Non-Convertible Bonds	-	4,407	-	4,407
Municipal Bonds	-	284,940	-	284,940
U.S. Government & Agency Obligations	-	3,251,691	47,301	3,298,992
Total Investments At Value	$-	$6,023,457	$47,301	$6,070,758

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

U.S. Government & Agency Obligations

Balance as of 12/23/10	$-
Transfers In	47,301
Balance as of 11/30/11	$47,301
Net change in unrealized appreciation from investments held as of 11/30/11 **	$-

** The change in unrealized appreciation is included in net change in unrealized appreciation of investments in the accompanying Statement of Operations.

AFA
PORTFOLIO HOLDINGS
% of Total Investments
Asset Backed Obligations	40.9%
Corporate Non-Convertible Bonds	0.1%
Municipal Bonds	4.7%
U.S. Government & Agency Obligations	54.3%
100.0%

See Notes to Financial Statements.	6

UCM SHORT DURATION FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2011

ASSETS
Total investments, at value (Cost $5,984,233)	$6,070,758
Cash	620,923
Receivables:
Interest	14,381
From investment adviser	15,564
Trustees’ fees and expenses	43
Prepaid expenses	710
Total Assets	6,722,379

LIABILITIES
Payables:
Fund shares redeemed	145
Accrued Liabilities:
Fund services fees	9,617
Compliance services fees	2,083
Other expenses	26,225
Total Liabilities	38,070

NET ASSETS	$6,684,309

COMPONENTS OF NET ASSETS
Paid-in capital	$6,523,518
Undistributed net investment income	221
Accumulated net realized gain	74,045
Net unrealized appreciation	86,525
NET ASSETS	$6,684,309

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	20,156
Institutional Shares	631,327

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $206,661)	$10.25
Institutional Shares (based on net assets of $6,477,648)	$10.26

See Notes to Financial Statements.	7

UCM SHORT DURATION FUND
STATEMENT OF OPERATIONS
PERIOD ENDED NOVEMBER 30, 2011*

INVESTMENT INCOME
Interest income	$156,325
Total Investment Income	156,325

EXPENSES
Investment adviser fees	23,834
Fund services fees	147,887
Transfer agent fees:
Investor Shares	420
Institutional Shares	474
Distribution fees:
Investor Shares	220
Custodian fees	4,933
Registration fees:
Investor Shares	1,073
Institutional Shares	1,717
Professional fees	36,044
Trustees' fees and expenses	169
Compliance services fees	23,526
Offering costs:
Investor Shares	987
Institutional Shares	36,944
Miscellaneous expenses	15,015
Total Expenses	293,243
Fees waived and expenses reimbursed	(252,166)
Net Expenses	41,077

NET INVESTMENT INCOME	115,248

NET REALIZED AND UNREALIZED GAIN
Net realized gain on investments	67,218
Net change in unrealized appreciation on investments	86,525
NET REALIZED AND UNREALIZED GAIN	153,743
INCREASE IN NET ASSETS FROM OPERATIONS	$268,991

* Commencement of operations was December 23, 2010.

See Notes to Financial Statements.	8

UCM SHORT DURATION FUND
STATEMENT OF CHANGES IN NET ASSETS

December 23, 2010* through November 30, 2011
OPERATIONS
Net investment income	$115,248
Net realized gain	67,218
Net change in unrealized appreciation	86,525
Increase in Net Assets Resulting from Operations	268,991

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(1,310)
Institutional Shares	(113,880)
Total Distributions to Shareholders	(115,190)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	285,111
Institutional Shares	8,811,685
Reinvestment of distributions:
Investor Shares	1,310
Institutional Shares	113,880
Redemption of shares:
Investor Shares	(80,468)
Institutional Shares	(2,601,010)
Increase in Net Assets from Capital Share Transactions	6,530,508
Increase in Net Assets	6,684,309

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$6,684,309

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	27,918
Institutional Shares	874,302
Reinvestment of distributions:
Investor Shares	128
Institutional Shares	11,158
Redemption of shares:
Investor Shares	(7,890)
Institutional Shares	(254,133)
Increase in Shares	651,483

(a) Undistributed net investment income.	$221
* Commencement of operations.

See Notes to Financial Statements.	9

UCM SHORT DURATION FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	December 23, 2010 (a) through November 30, 2011
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.14
Net realized and unrealized gain (loss)	0.25
Total from Investment Operations	0.39
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.14)
NET ASSET VALUE, End of Period	$10.25
TOTAL RETURN	3.89	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$207
Ratios to Average Net Assets:
Net investment income	1.66	%(d)
Net expense	0.85	%(d)
Gross expense (e)	8.07	%(d)
PORTFOLIO TURNOVER RATE	87	%(c)
	December 23, 2010 (a) through November 30, 2011
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.16
Net realized and unrealized gain (loss)	0.26
Total from Investment Operations	0.42
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.16)
NET ASSET VALUE, End of Period	$10.26
TOTAL RETURN	4.22	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$6,478
Ratios to Average Net Assets:
Net investment income	1.70	%(d)
Net expense	0.60	%(d)
Gross expense (e)	4.27	%(d)
PORTFOLIO TURNOVER RATE	87	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	10

UCM SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2011

Note 1. Organization

The UCM Short Duration Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund and each class commenced operations on December 23, 2010. The Fund’s investment objective is to provide a high level of current income that is consistent with preservation of capital.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of November 30, 2011, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is

11

UCM SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2011

included in the Schedule of Investments, if applicable.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. On December 13, 2011, the Fund paid a distribution of $0.1137 per share in short term capital gains, related to the period ended November 30, 2011.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of November 30, 2011, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the Fund of $37,931 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Note 3. Fees and Expenses

Investment Adviser – UCM Partners, L.P. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.35% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers,

12

UCM SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2011

and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses through March 31, 2013, to limit annual operating expenses to 0.85% and 0.60% of Investor and Institutional Shares, respectively. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the period ended November 30, 2011, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$23,834	$186,477	$41,855	$252,166

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended November 30, 2011, were as follows:

Non-U.S. Government Obligations		U.S. Government Obligations
Purchases	Sales	Purchases	Sales
$5,175,147	$2,444,912	$6,447,656	$3,256,588

Note 6. Federal Income Tax and Investment Transactions

Distributions during the fiscal period ended as noted were characterized for tax purposes as follows:
2011

Ordinary Income	$115,190

As of November 30, 2011, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$74,266
Unrealized Appreciation	86,525
Total	$160,791

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to non-deductible offering costs and paydown transactions.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the period ended November 30, 2011. The following reclassifications were the result of non-deductible offering costs and pay down gain/loss and has no impact on the net assets of the Fund.

Accumulated Net Investment Income (Loss)	$163
Undistributed Net Realized Gain (Loss)	6,827
Paid-in-Capital	(6,990)

Note 7. Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting

13

UCM SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2011

Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds and the Shareholders of UCM Short Duration Fund

We have audited the accompanying statement of assets and liabilities of the UCM Short Duration Fund, a series of shares of beneficial interest in the Forum Funds, including the schedule of investments, as of November 30, 2011, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period December 23, 2010 (commencement of operations) through November 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2011 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UCM Short Duration Fund as of November 30, 2011, and the results of its operations, the changes in its net assets, and its financial highlights for the period December 23, 2010 through November 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

15

UCM SHORT DURATION FUND
ADDITIONAL INFORMATION (Unaudited)
NOVEMBER 30, 2011

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio, is available, without charge and upon request, by calling (877) 828-8210 and on the SEC’s website at www.sec.gov.  The Fund’s proxy voting record for the period of December 23, 2010 (the Fund’s commencement of operations) through June 30, 2011, is available, without charge and upon request, by calling (877) 828-8210 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011, through November 30, 2011.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	June 1, 2011	November 30, 2011	Period*	Ratio*
Investor Shares
Actual	$1,000.00	$1,012.25	$4.29	0.85%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.81	$4.31	0.85%
Institutional Shares
Actual	$1,000.00	$1,013.52	$3.03	0.60%
Hypothetical (5% return before taxes)	$1,000.00	$1,022.06	$3.04	0.60%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

Federal Tax Status of Dividends Declared during the Tax Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 100.00% of its income distributions as qualified interest income exempt from U.S. tax for foreign shareholders (QII).

16

UCM SHORT DURATION FUND
ADDITIONAL INFORMATION (Unaudited)
NOVEMBER 30, 2011

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101, unless otherwise indicated. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 828-8210.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Trust Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003.	23	0
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University since 2006; Professor of Economics, University of California-Los Angeles 1992-2006.	23	0
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.	23	0
David Tucker Born: 1958	Trustee	Since 2011	Director, Blue Sky Experience, Kansas City Mo. since 2008, Senior Vice President & General Counsel, American Century Companies 1998-2008	23	0
Interested Trustee
John Y. Keffer1 Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	23	Director, Wintergreen Fund, Inc.
Officers
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008; Director, Consulting Services, Foreside Fund Services 2007.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Atlantic since 2008; Vice President, Citigroup 2003-2008.	N/A	N/A
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc. 2007-2009; Associate Counsel, Investors Bank & Trust Co. 2006-2007.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Atlantic since 2008; Vice President, Citigroup 2003-2008.	N/A	N/A
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2005-2008.	N/A	N/A
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic since 2008; Regulatory Administration Specialist, Citigroup 2006-2008.	N/A	N/A
1Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

17

UCM SHORT DURATION FUND
Investor Shares (UCMRX)
Institutional Shares (UCMIX)

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(877) 828-8210

ADVISER
UCM Partners, L.P.
52 Vanderbilt Ave., Suite 401
New York, NY  10017

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME  04112

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

242-ANR-1111

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted         a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)            Not applicable.

(f) (1)      A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2010 and $17,000 in 2011.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2010 and $0 in 2011.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $0 in 2010 and $3,000 in 2011.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2010 and $0 in 2011.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2010 and $0 in 2011.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By           /s/  Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           01/13/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/  Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           01/13/12

By           /s/  Karen Shaw
Karen Shaw, Principal Financial Officer

Date           01/13/12